LAND USE RIGHTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
12.	LAND USE RIGHTS

Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased six lots of land. The cost of the first lot of land use rights acquired in 2007 in Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the second lot of land use rights acquired in 2008 in Guangdong Province was $764,128, which consists of 31.84 acres with the lease expiring in 2068. The cost of the third lot of land use rights acquired in 2011 was $12,040,571, which consists of 93.64 acres in Guangdong Province, with the lease expiring in 2037. The cost of the fourth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2051, 2054 and 2071. The cost of the fifth lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in Qinghai Province, PRC and the lease expires in 2051. The cost of the sixth lot of land use rights acquired in 2013 was $489,904 which consisted of 6.27 acres in Guangdong Province, the PRC and the lease expires in 2023.

	September 30, 2014	December 31, 2013

Cost	$64,637,958	$65,192,615

Less: Accumulated amortization	(5,642,453)	(4,486,786)

Net carrying amount	$58,995,505	$60,705,829

	Expiry date	Location	Amount
Balance @1.1.2013			$58,630,950
Additions:
2013	2023	Enping city, Guangdong Province, the P.R.C.	489,904
2013		Land improvement cost incurred	3,914,275
Exchange difference			2,157,486
Balance @12.31.2013			$65,192,615
Exchange difference			(554,657)
Balance @9.30.2014			$64,637,958

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 10 to 60 years. Amortization of land use rights was $395,633 and $405,361 for the three months ended September 30, 2014 and 2013, respectively. Amortization of land use rights was $1,155,667 and $1,173,698 for the nine months ended September 30, 2014 and 2013, respectively.

13. LAND USE RIGHTS

Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased six lots of land. The cost of the first lot of land use rights acquired in 2007 in Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the second lot of land use rights acquired in 2008 in Guangdong Province was $764,128, which consists of 31.84 acres with the lease expiring in 2068. The cost of the third lot of land use rights acquired in 2011 was $12,040,571, which consists of 93.64 acres in Guangdong Province, with the lease expires in 2037. The cost of the fourth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2051, 2054 and 2071. The cost of the fifth lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in Qinghai Province, PRC and the lease expires in 2051. The cost of the sixth lot of land use rights acquired in 2013 was $489,904 which consisted of 6.27 acres in Guangdong Province, the PRC and the lease expires in 2023.

	2013	2012

Cost	$65,192,615	$58,630,950

Less: Accumulated amortization	(4,486,786)	(2,897,704)

Net carrying amount	$60,705,829	$55,733,246

	Expiry date	Location	Amount
Balance @1.1.2012			$57,845,573
Additions:
2012	2051	Xining city, Qinghai Province, the P.R.C.	528,240
Exchange difference			257,137
Balance @12.31.2012			58,630,950
Additions:
2013	2023	Enping city, Guangdong Province, the P.R.C.	489,904
2013		Land improvement cost incurred	3,914,275
Exchange difference			2,157,486
Balance @12.31.2013			$65,192,615

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 30 to 60 years. Amortization of land use rights was $1,589,082 and $1,599,600 for the years ended December 31, 2013 and 2012, respectively.